Consolidated Statements Of Stockholders' Equity (USD $) In Millions	Common Stock [Member]	Paid-In Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Noncontrolling Minority Interest [Member]	Total
Beginning balance at Dec. 31, 2010	$ 2.0	$ 8,434.1	$ 502.9	$ (1.1)	$ (8.8)	$ (2.3)	$ 8,926.8
Net income (loss)			14.8			5.0	19.8
Other comprehensive income (loss), net of tax				(81.5)			(81.5)
Amortization of restricted stock and stock option, and performance shares expense		24.6			(4.0)		20.6
Employee stock purchase plan		0.6					0.6
Distribution of earnings and capital						(0.2)	(0.2)
Ending balance at Dec. 31, 2011	2.0	8,459.3	517.7	(82.6)	(12.8)	2.5	8,886.1
Net income (loss)			(592.3)			3.7	(588.6)
Other comprehensive income (loss), net of tax				4.9			4.9
Amortization of restricted stock and stock option, and performance shares expense		41.6			(3.9)		37.7
Employee stock purchase plan		1.1					1.1
Distribution of earnings and capital		(0.2)				(1.5)	(1.7)
Ending balance at Dec. 31, 2012	2.0	8,501.8	(74.6)	(77.7)	(16.7)	4.7	8,339.5
Net income (loss)			675.7			5.9	681.6
Other comprehensive income (loss), net of tax				4.1			4.1
Cash dividends			(20.1)				(20.1)
Amortization of restricted stock and stock option, and performance shares expense		52.5			(15.9)		36.6
Repurchase of common stock					(193.4)		(193.4)
Employee stock purchase plan		1.1					1.1
Distribution of earnings and capital						0.6	0.6
Ending balance at Dec. 31, 2013	$ 2.0	$ 8,555.4	$ 581.0	$ (73.6)	$ (226.0)	$ 11.2	$ 8,850.0